A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.

To Participants in AUL American Individual Unit Trust
The U.S. economy continued to astound investors
during the first half of 1997. After more than
six years of steady expansion, economic growth was
 still healthy and strong. Although the rate
of economic growth during the first quarter was more
 robust than expected, economic activity
moderated during the second quarter to a more sustainable
 pace. The unemployment rate
declined to a 24 year low, yet inflation remained calm.
 As a result, the Federal Reserve Board
tightened monetary policy only one time during the six
months by raising short term rates.
Since then, the Fed has been waiting patiently on the
sidelines always on the lookout for signs
of inflationary pressures.
Despite a short term correction during March and April,
 the stock market produced remarkable investment
results for the first half of 1997. However, major stock
indices were still dominated by the returns of  large
capitalization companies, just like in 1996. As a result,
 valuations of many of these large companies appeared
excessive by mid-year. Although small stock performance
 improved during the second quarter, a divergence in
investment returns between large companies and small
companies still existed.
Bond market returns exceeded money market returns
 in the first six months of 1997 but trailed far behind the
performance of most common stock indices. Mortgage-
backed securities and lower quality corporate bonds
provided the best returns for bond investors in the first
half of 1997 while high quality, longer maturity Treasuries
were the poorest performers.
Bond yields moved higher in the first quarter in reaction
 to the Federal Reserve Board's 25 basis point increase in
the Federal Funds target rate. Interest rates at the end of
 June, however, were only moderately higher than at the
beginning of the year as bond investors became convinced
 that inflation was well under control.
Although economic fundamentals are still positive as
we begin the second half of 1997, the speed and magnitude
of the current stock market advance is worrisome. Whenever
 the stock market experiences above average returns,
it becomes much more susceptible to negative surprises.
As a result, equity investors should be prepared for
increased volatility during the remainder of 1997.
Bond prices responded positively to the Federal Reserve
Board's decision in early July to leave the Federal Funds
target rate unchanged at 5.50%. Bond returns for the
remainder of the year, however, will be highly dependent on
investors remaining confident that moderate economic growth
and low inflation will persist into 1998.
James W. Murphy
Chairman of the Board of Directors and President
Indianapolis, Indiana
July 23, 1997
AUL American Individual Unit Trust
                      statementS of net assets
                            June 30, 1997
                             (unaudited)
     Series Fund     Fidelity

                   EquityMoney Market      Bond  Managed Tactical Asset
 High Income



Assets:
Investments at value $     6,048,299 $    3,155,468 $    2,091,511
  $        4,467,757  $        2,183,632  $        2,850,229



Net Assets     $    6,048,299 $    3,155,468 $    2,091,511 $  4,467,757
$       2,183,632   $       2,850,229



Units outstanding      749,662            2,870,400  344,625
 618,918             338,816             397,948



Accumulation Unit Value      $          8.07 $         1.10 $       6.07
 $       7.22   $       6.44   $       7.16


The accompanying notes are an integral part of the financial statements.
                 AUL American Individual Unit Trust
                statementS of net assets (continued)
                            June 30, 1997
                             (unaudited)
       Fidelity

                   Growth  Overseas   Asset Manager    Index 500
      Equity-Income              Contrafund



Assets:
Investments at value $    11,092,275 $    1,455,256 $    8,398,735
$            13,311,019  $        7,626,174  $        8,677,648



Net Assets     $   11,092,275 $    1,455,256 $    8,398,735 $ 13,311,019
  $       7,626,174   $       8,677,648



Units outstanding          1,287,473  211,271            1,190,372
  1,350,576             977,724           1,082,783



Accumulation Unit Value      $          8.62 $         6.89 $       7.06
 $       9.86   $       7.80   $       8.01

The accompanying notes are an integral part of the financial statements.
                 AUL American Individual Unit Trust
                statementS of net assets (continued)
                            June 30, 1997
                             (unaudited)
     American Century    Alger     Calvert   T. Rowe Price

                  VP Capital        VP   American       Capital
                 Appreciation  International     GrowthAccumulation
 Equity Income


Assets:
Investments at value     $    2,090,543 $    1,712,463 $    11,772,235
     $    1,424,010 $    12,925,354



Net Assets     $    2,090,543 $    1,712,463 $   11,772,235 $  1,424,010
$           12,925,354



Units outstanding      355,575        239,299            1,516,345
 197,536           1,594,751



Accumulation Unit Value      $          5.88 $         7.16 $       7.76
 $       7.21   $       8.10


The accompanying notes are an integral part of the financial statements.
                 AUL American Individual Unit Trust
                statementS of net assets (continued)
                            June 30, 1997
                             (unaudited)
         PBHG


                   Growth II    Tech. & Comm.


Assets:
Investments at value $        68,733 $       48,202



Net Assets     $       68,733 $       48,202



Units outstanding       13,181          9,370



Accumulation Unit Value      $          5.21 $         5.14


The accompanying notes are an integral part of the financial statements.
                 AUL American Individual Unit Trust
         statementS of operations and changes in net assets
           for the six months ended June 30, 1997 and 1996
                             (unaudited)
     Series Fund

                      Equity       Money Market       Bond


                    1997   1996     1997  1996    1997   1996


Operations:
Dividend income      $        39,961 $       17,825 $       71,710
 $           60,671  $           49,513  $           35,277
Mortality & expense
charges                29,844          10,471         17,977
   15,973                   12,078               5,424

Net Investment Income
(Expense)              10,117           7,354         53,733
                          44,698              37,435                   29,853


Gain (Loss) on Investments:
Net realized gain (loss)      101,617         17,116
                                            (9,489)                    (425)
Net change in
unrealized gain (loss)        629,624         88,147
                            15,647                 (43,425)

Net Gain (Loss)        731,241        105,263
6,158                      (43,850)


Increase (Decrease)
in Assets from
Operations            741,358        112,617         53,733
  44,698              43,593                 (13,997)


Contract Owner Transactions:
Proceeds from units sold    1,873,943      1,388,943        311,553
        18,973,908             457,213                     1,151,097
Cost of units redeemed      (241,590)       (25,152)       (2,996,589)
             (18,661,591)           (355,278)                      (58,994)

Increase (Decrease)        1,632,353       1,363,791             414,964
             312,317                  101,935                          1,092,103


Net increase (decrease)            2,373,711      1,476,408      468,697
            357,015             145,528           1,078,106
Net Assets, beginning      3,674,588      1,003,260      2,686,771
          1,651,826           1,945,983             482,305

Net Assets, ending    $    6,048,299 $    2,479,668 $    3,155,468
  $       2,008,841   $       2,091,511   $       1,560,411


Units sold            254,540        223,728      3,491,063
18,050,423              76,443             201,251
Units redeemed       (33,145)        (4,056)    (3,108,646)
 (17,741,132)            (59,129)            (10,370)


Net increase (decrease)       221,395        219,672        382,417
  309,291        17,314         190,881
Units outstanding, beginning         528,267         169,738         2,487,983
               1,582,630                327,311             81,914

Units outstanding, ending     749,662       389,410      2,870,400
   1,891,921             344,625             272,795

The accompanying notes are an integral part of the financial statements.
                 AUL American Individual Unit Trust
   statementS of operations and changes in net assets (continued)
           for the six months ended June 30, 1997 and 1996
                             (unaudited)
     Series Fund     Fidelity

                       Managed    Tactical Asset   High Income


                    1997   1996     1997  1996    1997   1996


Operations:
Dividend income      $        65,547 $       26,188 $       16,182
 $            5,799  $          176,695  $           69,243
Mortality & expense
charges                24,216           7,710         10,043
        2,060                   15,448               6,801

Net Investment Income
(Expense)              41,331          18,478          6,139
          3,739             161,247                   62,442


Gain (Loss) on Investments:
Net realized gain (loss)       30,345          9,924        6,706
      1,254              15,113                   14,606
Net change in
unrealized gain (loss)        321,379         12,445              95,218
                (3,047)                 571                 (11,406)

Net Gain (Loss)        351,724         22,369        101,924
(1,793)              15,684                    3,200


Increase (Decrease)
in Assets from
Operations            393,055         40,847        108,063
        1,946             176,931                   65,642


Contract Owner Transactions:
Proceeds from units sold      991,434      1,283,734   1,142,096
           591,496             739,503                       821,015
Cost of units redeemed      (182,417)       (62,196)     (45,991)
        (10,798)           (144,207)                     (109,410)

Increase (Decrease)          809,017       1,221,538           1,096,105
            580,698                  595,296                            711,605


Net increase (decrease)            1,202,072      1,262,385    1,204,168
            582,644             772,227             777,247
Net Assets, beginning      3,265,685  705,326        979,464
              95,507           2,078,002             738,305

Net Assets, ending    $    4,467,757 $    1,967,711 $    2,183,632
  $         678,151   $       2,850,229   $       1,515,552


Units sold            146,324        212,888        184,476
108,402             108,980             132,653
Units redeemed       (26,807)       (10,412)        (7,526)
    (3,321)            (21,576)            (17,702)


Net increase (decrease)       119,517        202,476        176,950
        105,081        87,404         114,951
Units outstanding, beginning         499,401         119,092           161,866
            18,030              310,544             124,256

Units outstanding, ending     618,918       321,568  338,816
         123,111             397,948             239,207

The accompanying notes are an integral part of the financial statements. AUL American Individual Unit Trust
   statementS of operations and changes in net assets (continued)
           for the six months ended June 30, 1997 and 1996
                             (unaudited)
       Fidelity

                      Growth         Overseas    Asset Manager


                    1997   1996     1997  1996    1997   1996


Operations:
Dividend income      $       325,487 $      206,470 $       92,988
 $            9,445  $          763,196  $           98,944
Mortality & expense
charges                59,614          25,226          7,480
     3,504                   44,251                   13,771

Net Investment Income
(Expense)             265,873         181,244         85,508
 5,941             718,945                   85,173


Gain (Loss) on Investments:
Net realized gain (loss)       79,419         70,745 28,046
         5,671              43,304                   15,368
Net change in
unrealized gain (loss)        914,664        102,067              76,072
                  23,874                 (21,254)                   10,364

Net Gain (Loss)        994,083        172,812        104,118
 29,545              22,050                   25,732


Increase (Decrease)
in Assets from
Operations          1,259,956        354,056        189,626
    35,486             740,995                  110,905


Contract Owner Transactions:
Proceeds from units sold    1,850,737      3,074,130   361,356
             449,324           1,923,761                     2,201,566
Cost of units redeemed      (632,225)      (191,733)   (158,064)
            (23,810)           (257,788)                      (71,935)

Increase (Decrease)        1,218,512       2,882,397             203,292
            425,514                1,665,973                          2,129,631


Net increase (decrease)            2,478,468      3,236,453      392,918
             461,000           2,406,968           2,240,536
Net Assets, beginning      8,613,807      2,573,042      1,062,338
             354,951           5,991,767           1,389,485

Net Assets, ending    $   11,092,275 $    5,809,495 $    1,455,256
   $         815,951   $       8,398,735   $       3,630,021


Units sold            241,773        429,289         57,398
 81,144             290,906             378,021
Units redeemed       (85,417)       (26,749)       (24,601)
     (4,285)            (39,089)            (12,322)


Net increase (decrease)       156,356        402,540        32,797
      76,859         251,817        365,699
Units outstanding, beginning         1,131,117    382,748   178,474
             66,675              938,555             246,332

Units outstanding, ending          1,287,473        785,288      211,271
             143,534           1,190,372             612,031

The accompanying notes are an integral part of the financial statements AUL American Individual Unit Trust
         statementS of operations and changes net IN assets
           for the six months ended June 30, 1997 and 1996
                             (unaudited)
       Fidelity

                      Index 500   Equity-Income     Contrafund


                    1997   1996     1997  1996    1997   1996


Operations:
Dividend income      $       256,760 $       45,109 $      616,205
  $           59,196  $          205,387  $           10,399
Mortality & expense
charges                59,720          12,174         40,187
              14,350                   45,964                   12,636

Net Investment Income
(Expense)             197,040          32,935        576,018
  44,846             159,423                       (2,237)


Gain (Loss) on Investments:
Net realized gain (loss)      117,295         46,691  72,142
            15,142              89,758                   12,768
Net change in
unrealized gain (loss)      1,490,447         80,480             319,560
                  15,168                  563,656                  131,613

Net Gain (Loss)      1,607,742        127,171        391,702
 30,310             653,414                       144,381


Increase (Decrease)
in Assets from
Operations          1,804,782        160,106        967,720
       75,156             812,837                  142,144


Contract Owner Transactions:
Proceeds from units sold    5,191,821      2,640,017   1,690,433
          3,109,457           1,931,650                     2,660,036
Cost of units redeemed      (409,561)      (162,703)    (710,871)
          (95,109)           (290,055)                      (32,020)

Increase (Decrease)        4,782,260       2,477,314             979,562
  3,014,348                1,641,595                          2,628,016


Net increase (decrease)            6,587,042      2,637,420    1,947,282
           3,089,504           2,454,432           2,770,160
Net Assets, beginning      6,723,977  886,860            5,678,892
              969,355           6,223,216             734,595

Net Assets, ending    $   13,311,019 $    3,524,280 $    7,626,174
  $       4,058,859   $       8,677,648   $       3,504,755


Units sold            582,814        365,704        235,241
498,700             260,691             423,350
Units redeemed       (47,260)       (22,675)       (99,730)
   (15,179)            (39,379)             (4,997)


Net increase (decrease)       535,554        343,029        135,511
        483,521        221,312        418,353
Units outstanding, beginning         815,022         130,390   842,213
             162,252             861,471             121,825

Units outstanding, ending          1,350,576        473,419      977,724
 645,773           1,082,783             540,178
                                                                The
accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
   statementS of operations and changes in net assets (continued)
           for the six months ended June 30, 1997 and 1996
                             (unaudited)
     American Century      Alger

               VP Capital Appreciation          VP International
American Growth


                    1997   1996     1997  1996    1997   1996


Operations:
Dividend income      $        44,016 $      138,503 $       37,999
$           13,386  $          102,249  $          131,042
Mortality & expense
charges                12,910           7,913          7,867
    3,184                   61,624                   19,767

Net Investment Income
(Expense)              31,106         130,590         30,132
 10,202              40,625                       111,275


Gain (Loss) on Investments:
Net realized gain (loss)    (111,458)         12,415     54,161
        4,630             110,748                   28,586
Net change in
unrealized gain (loss)       (12,371)      (141,841)             142,614
            19,648               1,317,454                 (38,683)

Net Gain (Loss)      (123,829)      (129,426)        196,775
24,278           1,428,202                      (10,097)


Increase (Decrease)
in Assets from
Operations           (92,723)          1,164        226,907
       34,480           1,468,827                  101,178


Contract Owner Transactions:
Proceeds from units sold      406,395      1,026,365  775,711
            225,342           2,384,843           4,381,204
Cost of units redeemed      (502,993)       (36,796)           (169,662)
           (22,299)           (522,016)           (224,714)

Increase (Decrease)         (96,598)         989,569             606,049
 203,043                1,862,827                          4,156,490


Net increase (decrease)            (189,321)        990,733      832,956
 237,523           3,331,654           4,257,668
Net Assets, beginning      2,279,864  831,975        879,507
             398,333           8,440,581           1,250,097

Net Assets, ending    $    2,090,543 $    1,822,708 $    1,712,463
  $         635,856   $           11,772,235   $       5,507,765


Units sold             73,082        156,177        118,729
  40,944             349,263             695,333
Units redeemed       (89,526)        (5,529)       (24,547)
   (4,047)            (88,988)            (36,572)


Net increase (decrease)       (16,444)       150,648        94,182
         36,897         260,275        658,761
Units outstanding, beginning         372,019         128,270 145,117
            74,261              1,256,070                208,236

Units outstanding, ending     355,575       278,918  239,299
             111,158           1,516,345             866,997
 The accompanying notes are an integral part of the financial statements. AUL American Individual Unit Trust
         statementS of operations and changes net IN assets
           for the six months ended June 30, 1997 and 1996
                             (unaudited)
     Calvert   T. Rowe Price    PBHG

                Capital AccumulationEquity-Income      Growth II(1)
           Tech. & Comm.(1)


                    1997   1996     1997  1996    1997   1997


Operations:
Dividend income      $               $              $      186,397
 $           46,587  $              $
Mortality & expense
charges                 8,417           2,092         63,125
          14,676                  81                  38
                                                                Net Investment
Income
(Expense)             (8,417)         (2,092)        123,272
31,911           (81)                     (38)

Gain (Loss) on Investments:
Net realized gain (loss)       13,794          5,514   142,458
             24,370          1,924                       13
Net change in
unrealized gain (loss)        118,244         18,246           1,115,793
                   73,488               1,952                 958

Net Gain (Loss)        132,038         23,760      1,258,251
 97,858          3,876                      971


Increase (Decrease)
in Assets from
Operations            123,621          21,668      1,381,523
               129,769               3,795                           933


Contract Owner Transactions:
Proceeds from units sold       90,822        528,803 4,331,854
           3,164,822             182,526                   47,799
Cost of units redeemed      (122,940)       (10,813) (469,983)
           (47,916)           (117,588)                    (530)

Increase (Decrease)         (32,118)         517,990           3,861,871
               3,116,906                   64,938                      47,269


Net increase (decrease)        91,503       539,658      5,243,394
           3,246,675              68,733              48,202
Net Assets, beginning      1,332,507  149,633            7,681,960
             980,800

Net Assets, ending    $    1,424,010 $      689,291 $   12,925,354
   $       4,227,475   $          68,733   $          48,202


Units sold             21,346         80,175        575,083
   501,765              35,984          9,473
Units redeemed       (26,071)        (1,537)       (61,708)
      (7,561)            (22,803)          (103)


Net increase (decrease)       (4,725)        78,638         513,375
      494,204        13,181         9,370
Units outstanding, beginning         202,261         24,091           1,081,376
                163,043

Units outstanding, ending     197,536       102,729      1,594,751
           657,247              13,181          9,370
(1) for the period from May 1, 1997 to June 30, 1997
The accompanying notes are an integral part of the financial statements. notes to financial statements
1.     Summary of Significant Accounting Policies
   The AUL American Individual Unit Trust
(Variable Account) was established by American
 United Life Insurance
Company (AUL) on April 14, 1994, under procedures established by Indiana law and is registered as a unit investment
trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account for individual annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the
AUL American Series Fund, Inc. (Series Fund),
Fidelity Investments  Variable Insurance Products
Fund and Variable
Insurance Products Fund II(Fidelity), American
Century Variable Portfolios, Inc. (American Century),
Alger American
Fund (Alger), Acacia Capital Corporation (Calvert),
 T. Rowe Price Equity Series, Inc. (T. Rowe Price), and PBHG Insurance
Series Fund, Inc. (PBHG).
Security Valuation Transactions and Related
 Income
The market value of investments is based on the
 closing bid prices at June 30, 1997. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.
Mortality and Expense Risks Charges
AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and
expense charge shall not increase. The charges incurred during the six months ended June 30, 1997 and 1996 were $520,884
and $177,732, respectively.
Taxes
Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue
 Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves
under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.
Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Account Charges
   AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between
0% and 3.5%, but are subject to change by governmental entities.
AUL deducts an annual administrative charge from each
 contract equal to the lesser of 2% of the contract value or $30. The fee is assessed every year on the contract anniversary date
 during the accumulation period but is waived if the contract value exceeds $50,000 on the contract anniversary date.
The charges incurred during the six months ended June
 30, 1997
and 1996 were $47,129 and $8,395, respectively.
AUL may assess a withdrawal charge on withdrawals that
 exceed 12% of the contract value at the time of the first withdrawal in a contract year. The amount of the charge depends upon the type of contract and the length of time the contract has existed, as follows:
       Flexible Premium ContractOne Year Flexible Premium
Contract

      Contract Year        Withdrawal Charge    Contract YearWithdrawal Charge

             1        10%          1         7%
             2        9%            2         6%
             3        8%            3         5%
             4        7%            4         4%
             5        6%            5         3%
             6        5%            6         2%
             7        4%            7         1%
             8        3%            8         0%
             9        2%
          10          1%
          11          0%
The aggregrate withdrawal charges will not exceed 8.5% of
 the total premiums paid on a Flexible Premium Contract or 8% of the total premiums paid on a One Year Flexible Premium Contract.
notes to financial statements (continued)
3.Accumulation Unit Value
     The change in the Net Asset Value per
unit for the six months ended June 30, 1997, or
from commencement of operation, May 1,
 1997, through June 30, 1997, is:
                    6/30/97         12/31/96      Change

Series Fund:
  Equity     $        8.068137     $        6.955832               16.0%
    Money Market       1.098974        1.079623                1.8%
    Bond              6.067949         5.944584                2.1%
    Managed           7.218381         6.538610               10.4%
    Tactical Asset     6.444562        6.050897                6.5%
  Fidelity:
  High Income          7.161757        6.690998                7.0%
    Growth            8.614978         7.614970               13.1%
    Overseas          6.887294         5.951929               15.7%
    Asset Manager      7.055063        6.383686               10.5%
    Index 500          9.855087        8.249673               19.5%
    Equity Income      7.799440        6.742581               15.7%
    Contrafund         8.013602        7.223554               10.9%
  American Century:
  VP Capital
     Appreciation      5.879912        6.128474               -4.1%
    VP International         7.155395            6.060122               18.1%
  Alger:
  American Growth      7.763301        6.719732               15.5%
  Calvert:
  Capital Accumulation  7.207846                 6.587155                 9.4%
  T. Rowe Price:
  Equity Income        8.103875        7.104109               14.1%
                            6/30/97      05/01/97       Change

PBHG:
  Growth II           5.214273         5.000000                4.3%
    Technology &
     Communications    5.149406        5.000000                3.0%
    4.       Cost of Investments
   The cost of investments at June 30, 1997, is:
   Series Fund:
Equity   $        5,006,986
Money Market                                             3,155,468
Bond      2,084,434
Managed           3,965,533
Tactical Asset                                           2,024,084
   Fidelity:
High Income                                              2,711,648
Growth            9,688,323
Overseas          1,291,451
Asset Manager                                            7,902,411
   Fidelity (continued):
Index    $       11,102,960
Equity-Income                                            6,853,928
Contrafund                                               7,423,085
        American Century:
Vp Capital
 Appreciation                                            2,286,523
Vp International                                         1,470,580
             Alger:
American Growth                                         10,016,527
Calvert:
Capital
 Accumulation    $                                       1,261,303
             T. Rowe Price:
Equity Income                                           11,225,450
        PBHG:
Growth II                                                   66,781
Technology &
 Communications                                             47,244
notes to financial statements (continued)
5.       Net Assets
   Net Assets at June 30, 1997, are:

                                 Series Fund

                   EquityMoney Market      Bond  Managed Tactical Asset

Proceeds from units sold     $     5,164,651 $   39,516,470 $  2,554,623
   $       4,138,665   $       2,062,953
Cost of units redeemed     (343,623)   (36,525,978)      (587,619)
           (354,181)            (76,915)
Net investment income   46,919        164,976        125,941
           119,546              28,119
Net realized gain        139,039                  (8,511)        61,503
       9,927
Unrealized gain (loss)
on investments       1,041,313                         7,077
                                            502,224             159,548

             $      6,048,299      $      3,155,468      $
                  2,091,511 $         4,467,757 $         2,183,632


                                  Fidelity

                  High Income      Growth         OverseasAsset Manager
         Index  500

Proceeds from units sold     $     2,863,390 $   10,227,214 $  1,539,593
   $       7,747,169   $           11,373,807
Cost of units redeemed     (408,125)    (1,267,616)      (385,696)
  (731,765)           (710,646)
Net investment income  215,698        387,096         83,368
          771,155             194,441
Net realized gain       40,685        321,629         54,186
           115,852             245,358
Unrealized gain (loss)
on investments         138,581      1,423,952        163,805
                                                  496,324           2,208,059

               $    2,850,229 $   11,092,275 $    1,455,256
 $  8,398,735   $           13,311,019




                       Fidelity    American Century     Alger

                                  VP Capital       VP    American
                 Equity-Income   Contrafund     Appreciation
 International         Growth

Proceeds from units sold     $     7,173,875 $    7,599,909 $  2,952,197
  $       1,608,633   $           10,751,642
Cost of units redeemed   (1,028,783)      (481,479)      (735,561)
          (243,745)              (1,012,952)
Net investment income  594,523        132,916        143,135
               32,632             103,883
Net realized gain      114,313        171,739       (73,248)
              73,060             173,954
Unrealized gain (loss)
on investments         772,246      1,254,563      (195,980)
                                                241,883           1,755,708

               $    7,626,174 $    8,677,648 $    2,090,543
$  1,712,463   $           11,772,235


                    Calvert        T. Rowe Price  PBHG

                    Capital
Technology &
                 Accumulation  Equity Income     Growth II
Communications

Proceeds from units sold     $     1,412,076 $   11,465,924 $    182,526
  $          47,799
Cost of units redeemed     (165,138)      (770,135)      (117,588)
         (530)
Net investment income  (7,982)        258,424           (81)
            (38)
Net realized gain       22,347        271,237          1,924
            13
Unrealized gain (loss)
on investments        162,707      1,699,904          1,952
       958

               $    1,424,010 $   12,925,354 $       68,733
$     48,202